Note 1 - Description of Business	6 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]	NOTE 1. DESCRIPTION OF BUSINESS We develop and sell devices that use spintronics, a nanotechnology that relies on electron spin rather than electron charge to acquire, store, and transmit information.